1. ORGANIZATION AND BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Basis Of Presentation Policies
Organization and Business

The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed and syrup. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had an 83% and 67% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of March 31, 2013 and December 31, 2012, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of March 31, 2013, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Organization and Business – The consolidated financial statements include, for all periods presented, the accounts of Pacific Ethanol, Inc., a Delaware corporation (“Pacific Ethanol”), and its direct and indirect subsidiaries, including its wholly-owned subsidiaries, Kinergy Marketing, LLC, an Oregon limited liability company (“Kinergy”), Pacific Ag. Products, LLC, a California limited liability company (“PAP”) and Pacific Ethanol Management Services Corp., a Delaware corporation, and including its majority-owned subsidiary, New PE Holdco LLC (“New PE Holdco”), which owns the Plant Owners (each as defined below) (collectively, the “Company”).

The Company is the leading marketer and producer of low-carbon renewable fuels in the Western United States. The Company also sells ethanol co-products, including wet distillers grain (“WDG”), a nutritious animal feed. Serving integrated oil companies and gasoline marketers who blend ethanol into gasoline, the Company provides transportation, storage and delivery of ethanol through third-party service providers in the Western United States, primarily in California, Arizona, Nevada, Utah, Oregon, Colorado, Idaho and Washington. The Company had a 67% and 34% ownership interest in New PE Holdco, the owner of four ethanol production facilities, as of December 31, 2012 and 2011, respectively. The facilities are near their respective fuel and feed customers, offering significant timing, transportation cost and logistical advantages. The Company sells ethanol produced by the Pacific Ethanol Plants (as defined below) and unrelated third parties to gasoline refining and distribution companies and sells its WDG to dairy operators and animal feed distributors.

The Company manages the production and operation of four ethanol production facilities, namely, Pacific Ethanol Madera LLC, Pacific Ethanol Columbia, LLC, Pacific Ethanol Stockton, LLC and Pacific Ethanol Magic Valley, LLC (collectively, the “Pacific Ethanol Plants”) and their holding company, Pacific Ethanol Holding Co. LLC (“PEHC,” and together with the Pacific Ethanol Plants, the “Plant Owners”). PEHC is a wholly-owned subsidiary of New PE Holdco. These four facilities have an aggregate annual ethanol production capacity of up to 200 million gallons. As of December 31, 2012, three of the facilities were operating and one of the facilities was idled. As market conditions change, the Company may increase, decrease or idle production at one or more operational facilities or resume operations at any idled facility.

Basis of Presentation

Basis of Presentation–Interim Financial Statements – The accompanying unaudited consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The accounting policies used in preparing these consolidated financial statements are the same as those described in Note 1 to the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included. All significant intercompany accounts and transactions have been eliminated in consolidation.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of variable interest entities, fair value of convertible notes and warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Reclassifications of prior year’s data have been made to conform to 2013 classifications. Such classifications had no effect on net income (loss) reported in the consolidated statements of operations.

The consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in United States (“GAAP”) and include the accounts of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities – The Company applies the guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification 810, Consolidation, surrounding a company’s analysis to determine whether any of its variable interests constitute controlling financial interests in a variable interest entity (“VIE”). This analysis identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. The guidance also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE.

On October 6, 2010, the Company purchased an initial 20% ownership interest in New PE Holdco, a VIE, from a number of New PE Holdco’s owners. At that time, the Company determined it was the primary beneficiary of New PE Holdco, and as such, has since consolidated the results of New PE Holdco. As long as the Company is deemed New PE Holdco’s primary beneficiary, the Company must treat New PE Holdco as a consolidated subsidiary for financial reporting purposes. See Note 2 – Variable Interest Entity. Through various transactions, the Company has increased its ownership interest in New PE Holdco to 67% at December 31, 2012. In January 2013, the Company increased its ownership interest in New PE Holdco to 80% and in March 2013, the Company further increased its ownership interest in New PE Holdco to 83% .

Reverse Stock Split

Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

On May 14, 2013, the Company effected a one-for-fifteen reverse stock split and on June 8, 2011, the Company effected a one-for-seven reverse stock split. All share and per share information has been restated to retroactively show the effects of these stock splits.

Liquidity

Liquidity – During the three months ended March 31, 2013, the Company funded its operations primarily from cash on hand, borrowings under its credit facilities and various capital raising transactions in which it raised gross proceeds of $31,042,000 through the issuances of senior unsecured notes, unsecured subordinated convertible notes and in connection with the exercise of warrants.

As of March 31, 2013, the Plant Owners had up to $103,597,000 in combined term and revolving debt, of which $4,029,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $89,568,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,174,000. The Plant Owners do not and may not have sufficient funds to repay the $4,029,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $89,568,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,029,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of the Company’s ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

During 2012, the Company funded its operations primarily from cash provided by operations, borrowings under its credit facilities and various capital raising transactions in which it raised aggregate net proceeds of $20,900,000 through the issuance of an aggregate of 3,700,000 shares of its common stock and warrants to purchase up to an aggregate of up to 4,633,000 shares of its common stock.

As of March 28, 2013, the Plant Owners had up to $106,300,000 in combined term and revolving debt, of which $4,000,000 is due on June 25, 2013, up to $15,000,000 in revolving debt is due on June 25, 2015 and $87,300,000 in combined term and revolving debt is due on June, 30, 2016, of which Pacific Ethanol owns $24,200,000. The Plant Owners do not and may not have sufficient funds to repay the up to $4,000,000 in debt on or prior to its maturity on June 25, 2013. The Company has entered into agreements to raise capital to repay the debt, but the closing under the agreements requires stockholder approval. If the Company is unable to timely restructure the debt or raise sufficient capital to repay the debt, the Plant Owners will be in default on that debt and in cross-default on the $87,300,000 in revolving and term debt due on June 30, 2016 plus up to an additional $15,000,000 in revolving debt due June 25, 2015, all of which may be accelerated and become immediately due and payable on June 25, 2013. The Plants Owners’ inability to restructure or repay the $4,000,000 of debt due on June 25, 2013 prior to its maturity will likely have a material adverse effect on the Company, and its direct and indirect subsidiaries, including Kinergy and the Plant Owners.

The Company’s current available capital resources consist of cash on hand and amounts available for borrowing under Kinergy’s credit facility. In addition, the Plant Owners have credit facilities for use in the operations of the Pacific Ethanol Plants. The Company expects that its future available capital resources will consist primarily of its remaining cash balances, amounts available for borrowing, if any, under Kinergy’s credit facility, cash generated from Kinergy’s ethanol marketing business, fees paid under the asset management agreement relating to the Company’s operation of the Pacific Ethanol Plants, distributions, if any, in respect of our ownership interest in New PE Holdco, and the remaining proceeds of any future debt and/or equity financings.

Subject to closing under the Company’s existing agreements to raise capital to repay the debt due June 25, 2013, which requires stockholder approval of the transaction, the Company believes that current and future available capital resources, revenues generated from operations, and other existing sources of liquidity, including its credit facilities, will be adequate to meet its anticipated working capital and capital expenditure requirements for at least the next twelve months. If, however, the Company’s capital requirements or cash flow vary materially from its current projections, if unforeseen circumstances occur, or if the Company requires a significant amount of cash to fund future acquisitions, it may require additional financing. The Company’s failure to raise capital, if needed, could restrict its growth, or hinder its ability to compete.

Cash and Cash Equivalents		The Company considers all highly-liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $25,385,000 and $20,627,000 at March 31, 2103 and December 31, 2012, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $226,000 and $18,000 as of March 31, 2013 and December 31, 2012, respectively. The Company recorded a bad debt expense of $208,000 and $2,000 for the three months ended March 31, 2013 and 2012, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Accounts Receivable and Allowance for Doubtful Accounts – Trade accounts receivable are presented at face value, net of the allowance for doubtful accounts. The Company sells ethanol to gasoline refining and distribution companies and sells WDG to dairy operators and animal feed distributors generally without requiring collateral. Due to a limited number of ethanol customers, the Company had significant concentrations of credit risk from sales of ethanol as of December 31, 2012 and 2011, as described below.

The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, a bad debt allowance is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once uncollectibility has been determined. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of ability to make payments, additional allowances may be required.

Of the accounts receivable balance, approximately $20,627,000 and $23,715,000 at December 31, 2012 and 2011, respectively, were used as collateral under Kinergy’s operating line of credit. The allowance for doubtful accounts was $18,000 and $24,000 as of December 31, 2012 and 2011, respectively. The Company recorded a bad debt recovery of $6,000 and $218,000 for the years ended December 31, 2012 and 2011, respectively. The Company does not have any off-balance sheet credit exposure related to its customers.

Concentrations of Credit Risk

Concentrations of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below. Financial instruments that subject the Company to credit risk consist of cash balances maintained in excess of federal depository insurance limits and accounts receivable, which have no collateral or security. The Company has not experienced any losses in such accounts and believes that it is not exposed to any significant risk of loss of cash.

The Company sells fuel-grade ethanol to gasoline refining and distribution companies. The Company sold ethanol to customers representing 10% or more of the Company’s total net sales, as follows.

	Years Ended December 31,
	2012	2011
Customer A	21%	22%
Customer B	16%	9%
Customer C	12%	7%

The Company had accounts receivable due from these customers totaling $12,011,000 and $13,577,000, representing 46% and 48% of total accounts receivable as of December 31, 2012 and 2011, respectively.

The Company purchases fuel-grade ethanol and corn, its largest cost component in producing ethanol, from its suppliers. The Company purchased ethanol and corn from suppliers representing 10% or more of the Company’s total purchases for the purchase and production of ethanol, as follows:

	Years Ended December 31,
	2012	2011
Supplier A	40%	39%
Supplier B	14%	13%
Supplier C	*	12%
____________ *Less than 10%

Inventories

Inventories consisted primarily of bulk ethanol and unleaded fuel, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	December 31,
	2012	2011
Finished goods	$10,230	$9,429
Work in progress	3,846	4,284
Raw materials	1,363	1,334
Other	805	1,084
Total	$16,244	$16,131

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 years
Facilities and plant equipment	10 – 25 years
Other equipment, vehicles and furniture	5 – 10 years

The cost of normal maintenance and repairs is charged to operations as incurred. Significant capital expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of fixed assets sold, or otherwise disposed of, and the related accumulated depreciation or amortization are removed from the accounts, and any resulting gains or losses are reflected in current operations.

Intangible Assets

The Company amortizes intangible assets with definite lives using the straight-line method over their established lives, generally 2-10 years. Additionally, the Company tests these assets with established lives for impairment if conditions exist that indicate that carrying values may not be recoverable. Possible conditions leading to the unrecoverability of these assets include changes in market conditions, changes in future economic conditions or changes in technological feasibility that impact the Company’s assessments of future operations. If the Company determines that an impairment charge is needed, the charge will be recorded in selling, general and administrative expenses in the consolidated statements of operations.

Deferred Financing Costs

Deferred financing costs, which are included in other assets, are costs incurred to obtain debt financing, including all related fees, and are amortized as interest expense over the term of the related financing using the straight-line method which approximates the interest rate method. Amortization of deferred financing costs was $736,000 and $651,000 for the years ended December 31, 2012 and 2011, respectively. Unamortized deferred financing costs were approximately $1,447,000 at December 31, 2012 and are recorded in other assets in the consolidated balance sheets.

Derivative Instruments and Hedging Activities

Derivative transactions, which can include forward contracts and futures positions on the New York Mercantile Exchange and the Chicago Board of Trade are recorded on the balance sheet as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in income unless specific hedge accounting criteria are met. If derivatives meet those criteria, effective gains and losses are deferred in accumulated other comprehensive income (loss) and later recorded together with the hedged item in consolidated income (loss). For derivatives designated as a cash flow hedge, the Company formally documents the hedge and assesses the effectiveness with associated transactions. The Company has designated and documented contracts for the physical delivery of commodity products to and from counterparties as normal purchases and normal sales.

Revenue Recognition

Revenue Recognition – The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable, and collection is reasonably assured. The Company derives revenue primarily from sales of ethanol and related co-products. The Company recognizes revenue when title transfers to its customers, which is generally upon the delivery of these products to a customer’s designated location. These deliveries are made in accordance with sales commitments and related sales orders entered into either verbally or in writing with customers. The sales commitments and related sales orders provide quantities, pricing and conditions of sales. In this regard, the Company engages in three basic types of revenue generating transactions:

•	As a producer. Sales as a producer consist of sales of the Company’s inventory produced at the Pacific Ethanol Plants.

•	As a merchant. Sales as a merchant consist of sales to customers through purchases from third-party suppliers in which the Company may or may not obtain physical control of the ethanol or co-products, in which shipments are directed from the Company’s suppliers to its terminals or direct to its customers but for which the Company accepts the risk of loss in the transactions.

•	As an agent. Sales as an agent consist of sales to customers through purchases from third-party suppliers in which the risks and rewards of inventory ownership remain with third-party suppliers and the Company receives a predetermined service fee under these transactions.

Revenue from sales of third-party ethanol and co-products is recorded net of costs when the Company is acting as an agent between a customer and a supplier and gross when the Company is a principal to the transaction. The Company recorded $2,756,000 and $2,856,000 in net sales when acting as an agent for the years ended December 31, 2012 and 2011, respectively. Several factors are considered to determine whether the Company is acting as an agent or principal, most notably whether the Company is the primary obligor to the customer and whether the Company has inventory risk and related risk of loss or whether the Company adds meaningful value to the supplier’s product or service. Consideration is also given to whether the Company has latitude in establishing the sales price or has credit risk, or both. When the Company acts as an agent, it recognizes revenue on a net basis or recognizes its predetermined fees and any associated freight, based upon the amount of net revenues retained in excess of amounts paid to suppliers.

The Company records revenues based upon the gross amounts billed to its customers in transactions where the Company acts as a producer or a merchant and obtains title to ethanol and its co-products and therefore owns the product and any related, unmitigated inventory risk for the ethanol, regardless of whether the Company actually obtains physical control of the product.

Shipping and Handling Costs		Shipping and handling costs are classified as a component of cost of goods sold in the accompanying consolidated statements of operations.
California Ethanol Producer Incentive Program

California Ethanol Producer Incentive Program – The Company is eligible to participate in the California Ethanol Producer Incentive Program (“CEPIP”) through the Pacific Ethanol Plants located in California. The CEPIP is a program that may provide funds to an eligible California facility—up to $0.25 per gallon of production—when current production corn crush spreads, measured as the difference between specified ethanol and corn index prices, are less than prescribed levels determined by the California Energy Commission (“CEC”). For any month in which a payment is made by the CEPIP, the Company may be required to reimburse the funds within the subsequent five years from each payment date, if the corn crush spreads exceed $1.00 per gallon. Since these funds are provided to subsidize current production costs and encourage eligible facilities to either continue production or start up production in low margin environments, the Company records the proceeds, if any, as a credit to cost of goods sold. The Company will assess the likelihood of reimbursement in future periods as corn crush spreads approach $1.00 per gallon. If it becomes likely that amounts may be reimbursable by the Company, the Company will accrue a liability for such payment and recognize the costs as an increase in cost of goods sold.

The program may provide up to $3,000,000 per plant per year of operation through 2014. However, in 2012, this program was not funded and the Company can provide no assurance that the CEC will decide to fund the CEPIP or that the CEC will not alter the program thresholds, participant eligibility or other policy choices that may impact the ability of the Pacific Ethanol Plants located in California to be eligible for the CEPIP in 2013 or future years.

The Company recorded $0 and $1,481,000 as a reduction to cost of goods sold for the years ended December 31, 2012 and 2011, respectively, in respect of CEPIP payments received. To date, the Company has not been required to reimburse any amounts of its total $2,000,000 received under the program, and based on historical corn crush spreads, the Company does not believe it will be required to make any reimbursements in the foreseeable future.

Stock-Based Compensation

The Company accounts for the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award, determined on the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award. The Company estimates forfeitures at the time of grant and makes revisions, if necessary, in the second quarter of each year if actual forfeitures differ from those estimates. Based on historical experience, the Company estimated future unvested forfeitures at 5% for the years ended December 31, 2012 and 2011. The Company recognizes stock-based compensation expense as a component of selling, general and administrative expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets

The Company assesses the impairment of long-lived assets, including property and equipment and purchased intangibles subject to amortization, when events or changes in circumstances indicate that the fair value of assets could be less than their net book value. In such event, the Company assesses long-lived assets for impairment by first determining the forecasted, undiscounted cash flows the asset is expected to generate plus the net proceeds expected from the sale of the asset. If this amount is less than the carrying value of the asset, the Company will then determine the fair value of the asset. An impairment loss would be recognized when the fair value is less than the related asset’s net book value, and an impairment expense would be recorded in the amount of the difference. Forecasts of future cash flows are judgments based on the Company’s experience and knowledge of its operations and the industries in which it operates. These forecasts could be significantly affected by future changes in market conditions, the economic environment, including inflation, and purchasing decisions of the Company’s customers.

Income Taxes

Income taxes are accounted for under the asset and liability approach, where deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities, and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense, net and other income (expense), net, respectively.

Income (Loss) Per Share

Income (Loss) Per Share – Basic income (loss) per share is computed on the basis of the weighted-average number of shares of common stock outstanding during the period. Preferred dividends are deducted from net income (loss) attributed to Pacific Ethanol, Inc. and are considered in the calculation of income (loss) available to common stockholders in computing basic income (loss) per share.

 The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(19,057)
Preferred stock dividends	(1,268)
Basic and diluted loss per share:
Loss available to common stockholders	$(20,325)	7,224	$(2.81)

	Year Ended December 31, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol, Inc.	$3,074
Preferred stock dividends	(1,265)
Basic income per share:
Income available to common stockholders	$1,809	2,249	$0.80
Warrants	–	13
Options	–	4
Diluted income per share:
Income available to common stockholders	$1,809	2,266	$0.80

The Company had accrued and unpaid dividends of $5,852,000, or $0.60 per share of common stock outstanding, as of December 31, 2012 in respect of its Series B Cumulative Convertible Preferred Stock (“Series B Preferred Stock”).

There were an aggregate of 246,000 and 54,000 potentially dilutive shares from convertible securities outstanding as of December 31, 2012 and 2011, respectively. These convertible securities were not considered in calculating diluted income (loss) per common share for the years ended December 31, 2012 and 2011 as their effect would be anti-dilutive.

Since December 31, 2012, through the date of this report, the Company issued to its eligible employees an aggregate of 287,500 shares of restricted common stock under its equity compensation plan. See Note 10. In addition, the Company issued an aggregate of 267,754 shares of its common stock upon cash exercises of certain outstanding warrants.

Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are reasonable estimates of their fair values because of the short maturity of these items. The Company recorded at fair value its warrants and convertible notes. The Company believes the carrying value of its long-term debt approximates fair value because the interest rates on these instruments are variable.

Estimates and Assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required as part of determining the consolidation of VIEs, fair value of warrants, allowance for doubtful accounts, estimated lives of property and equipment and intangibles, long-lived asset impairments, valuation allowances on deferred income taxes and the potential outcome of future tax consequences of events recognized in the Company’s financial statements or tax returns. Actual results and outcomes may materially differ from management’s estimates and assumptions.

Subsequent Events

Subsequent Events – Management evaluates, as of each reporting period, events or transactions that occur after the balance sheet date through the date that the financial statements are issued for either disclosure or adjustment to the consolidated financial results. The Company has evaluated subsequent events up through the date of the filing of this report with the Securities and Exchange Commission. See Note 14.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current presentation. Such reclassification had no effect on the consolidated net income (loss) reported in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – On May 12, 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 was issued concurrently with International Financial Reporting Standards (“IFRS”) 13 Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. The Company’s adoption of this standard did not have a material effect on its consolidated financial position, results of operations or cash flows.